SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to November 13, 2023 through the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose.

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to March 29, 2023 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On February 16, 2023, the Company issued 2,434,211 shares of Common Stock in exchange for the cashless exercise of 2,500,000 warrants.